Document and Entity Information	Jul. 21, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	MainStreet Bancshares, Inc.
Entity Central Index Key	0001693577
Entity File Number	001-38817
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	81-2871064
Entity Address, Address Line One	10089 Fairfax Boulevard
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	481-4567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Stock [Member]
Document Information [Line Items]
Security12b Title	Common Stock
Trading Symbol	MNSB
Security Exchange Name	NASDAQ
Depositary Shares [Member]
Document Information [Line Items]
Security12b Title	Depositary Shares (each representing a 1/40th interest in a share of 7.50% Series A Fixed-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	MNSBP
Security Exchange Name	NASDAQ